Commitments and Contingencies - Schedule of Environmental Reserves and Recoveries (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Commitment And Contingencies [Line Items]
Estimated Recoverable Amounts	$ 2.7	$ 4.4	$ 1.6	$ 5.3
Charge to Consolidated Statement of Operations	4.0	2.0	3.5	2.5	11.6	8.6	8.8
Total Environmental Reserve Additions	6.7	6.4	5.1	7.8	34.7	32.9	36.5
Northrop Agreement [Member]
Commitment And Contingencies [Line Items]
Estimated Recoverable Amounts							2.8
U S Government [Member]
Commitment And Contingencies [Line Items]
Estimated Recoverable Amounts					23.1	24.3	24.9
U.S. Government Contracts [Member]
Commitment And Contingencies [Line Items]
Estimated Recoverable Amounts					$ 23.1	$ 24.3	$ 27.7